Summary of Significant Accounting Policies (Revenues from External Customers By Country Of Domicile) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues from external customers	$ 81,208,903	$ 51,533,643
Revenue from external customers by country, percentage	100.00%	100.00%
Disclosure on Geographic Areas, Fixed Assets	The net book value of fixed assets located outside the United States were 11% and 3% at June 30, 2015 and 2014, respectively.
United States
Revenues from external customers	$ 33,130,338	$ 9,561,102
Revenue from external customers by country, percentage	41.00%	19.00%
Saudi Arabia
Revenues from external customers	$ 21,655,881	$ 11,042,450
Revenue from external customers by country, percentage	27.00%	21.00%
Mexico
Revenues from external customers	$ 4,906,587	$ 3,974,473
Revenue from external customers by country, percentage	6.00%	8.00%
Libya
Revenues from external customers	$ 3,003,085	$ 5,341,139
Revenue from external customers by country, percentage	4.00%	10.00%
Agrentina
Revenues from external customers	$ 2,918,755	$ 800,248
Revenue from external customers by country, percentage	4.00%	2.00%
Australia
Revenues from external customers	$ 2,087,955	$ 2,397,636
Revenue from external customers by country, percentage	3.00%	5.00%
Sudan
Revenues from external customers	$ 2,068,995	$ 364,645
Revenue from external customers by country, percentage	3.00%	1.00%
Germany
Revenues from external customers	$ 2,035,448	$ 2,077,916
Revenue from external customers by country, percentage	3.00%	4.00%
France
Revenues from external customers	$ 1,729,205	$ 3,623,232
Revenue from external customers by country, percentage	4.00%	2.00%
Other
Revenues from external customers	$ 7,672,656	$ 12,350,812
Revenue from external customers by country, percentage	9.00%	25.00%